Fair Value Measurements (Details) - EBP 384 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,723	$ 3,801
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	470	573
Fair Value, Inputs, Level 1, Level 2, and Level 3 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	334	469
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129	95
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7	9
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	470	573
Level 1 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	334	469
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129	95
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7	9
Level 1 | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,253	$ 3,228